Secured Notes Payable - Summary of Secured Notes (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 19, 2018 USD ($)	Dec. 11, 2017 USD ($)
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	$ 13,430	$ 10,000
Total secured notes payable	378,869	299,900	$ 408,144		$ 309,900
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	389,262	$ 299,900	422,262	$ 309,900		$ 330,000
Less: unamortized deferred transaction costs and issuance discount	10,393		14,118
Total secured notes payable	$ 378,869		$ 408,144